18. INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Principal components of the Companys deferred tax assets

The principal components of the Company’s deferred tax assets at September 30, 2012 are as follows:

	2012	2011
U.S. operations loss carry forward at statutory rate of 42.6%	$(1,163,832)	$(1,151,090)
Less Valuation Allowance	1,163,832	1,151,090
Net Deferred Tax Assets	-	-
Change in Valuation allowance	$-	$-

A reconciliation of the United States Federal Statutory rate to the Companys effective tax rate

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the period ended September 30, 2012 and 2011 is as follows:

	2012	2011
Federal Statutory Rate	-42.6%	-42.6%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	42.6%	42.6%
Effective Tax Rate	0.0%	0.0%